Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 23, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Long-term debt	$ 10,700,000			$ 10,700,000	$ 9,000,000
Interest rate risk
Financial risk management
Long-term debt	$ 10,700,000			$ 10,700,000	$ 9,000,000
Percent of long-term debt with fixed interest rate (as a percent)	68.80%			68.80%	70.00%
Percent of long-term debt with variable interest rate (as a percent)	31.20%			31.20%	30.00%
Interest rate risk | Variable interest rate | Top of range
Financial risk management
Interest rate (as a percent)			11.5025%
Interest rate risk | Variable interest rate | Bottom of range
Financial risk management
Interest rate (as a percent)		10.2244%